Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Short Duration Plus Portfolio

June 30, 2022 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 70.0%
United States – 70.0%
U.S. Treasury Notes 0.125%, 08/31/2022(a)	U.S.$	59,365	$59,207,112
0.125%, 08/31/2023		3,984	3,855,958
0.375%, 11/30/2025		96	87,323
0.75%, 08/31/2026		1,749	1,594,232
0.875%, 01/31/2024		2,481	2,401,628
1.50%, 02/29/2024		7,196	7,030,815
1.875%, 02/28/2027		2,491	2,368,491
2.50%, 04/30/2024-05/31/2024		33,222	32,951,219
2.625%, 05/31/2027		1,124	1,104,330
2.875%, 09/30/2023		65,215	65,164,051
3.00%, 06/30/2024		6,915	6,924,224
3.25%, 06/30/2027		2,914	2,947,541

Total Governments - Treasuries (cost $188,821,086)			185,636,924

CORPORATES - INVESTMENT GRADE – 7.1%
Financial Institutions – 4.7%
Banking – 3.6%
Banco Santander SA 4.175%, 03/24/2028		200	191,132
Bank of America Corp. 1.734%, 07/22/2027		790	704,072
4.376%, 04/27/2028		466	459,159
BNP Paribas SA 2.591%, 01/20/2028(b)		490	441,265
Capital One Financial Corp. 2.636%, 03/03/2026		456	430,601
4.927%, 05/10/2028		165	163,545
Citigroup, Inc. 3.106%, 04/08/2026		346	332,700
4.14%, 05/24/2025		488	486,409
Cooperatieve Rabobank UA 3.75%, 07/21/2026		282	268,819
Credit Suisse AG 6.50%, 08/08/2023(b)		561	561,791
Danske Bank A/S 3.773%, 03/28/2025(b)		353	346,434
Deutsche Bank AG/New York NY 3.95%, 02/27/2023		234	234,482
Goldman Sachs Group, Inc. (The) 2.64%, 02/24/2028		239	216,763
3.75%, 05/22/2025		222	219,529
HSBC Holdings PLC 2.999%, 03/10/2026		595	567,725
ING Groep NV 4.017%, 03/28/2028		355	338,776
JPMorgan Chase Commercial Mortgage Securities Trust 3.845%, 06/14/2025		388	384,194
Morgan Stanley 2.475%, 01/21/2028		303	275,597
4.21%, 04/20/2028		175	171,203

	Principal Amount (000)		U.S. $ Value

Nationwide Building Society 2.972%, 02/16/2028(b)	U.S.$	310	$283,886
NatWest Markets PLC 3.625%, 09/29/2022(b)		825	825,181
Santander Holdings USA, Inc. 2.49%, 01/06/2028		185	163,275
4.26%, 06/09/2025		183	180,848
Societe Generale SA 2.797%, 01/19/2028(b)		367	327,786
Standard Chartered PLC 0.991%, 01/12/2025(b)		621	586,876
UBS Group AG 4.488%, 05/12/2026(b)		233	232,117

			9,394,165

Brokerage – 0.1%
Charles Schwab Corp., (The) 2.45%, 03/03/2027		346	322,863

Finance – 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.45%, 10/29/2026		595	517,977
Aviation Capital Group LLC 1.95%, 01/30/2026-09/20/2026(b)		397	344,881
5.50%, 12/15/2024(b)		65	64,539
Azure Orbit IV International Finance Ltd. 3.75%, 01/25/2023(b)		900	900,117
Synchrony Financial 4.875%, 06/13/2025		388	383,526

			2,211,040

REITs – 0.2%
American Tower Corp. 3.65%, 03/15/2027		235	223,598
Vornado Realty LP 2.15%, 06/01/2026		426	379,063

			602,661

			12,530,729

Industrial – 2.4%
Capital Goods – 0.3%
CNH Industrial Capital LLC 3.95%, 05/23/2025		376	371,262
Parker-Hannifin Corp. 3.65%, 06/15/2024		389	386,456

			757,718

Communications - Media – 0.5%
Magallanes, Inc. 3.788%, 03/15/2025(b)		359	348,223
Prosus NV 3.257%, 01/19/2027(b)		367	321,125
Walt Disney Co., (The) 3.35%, 03/24/2025		561	556,742

			1,226,090

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Automotive – 0.2%
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(b)	U.S.$	188	$170,469
3.35%, 06/08/2025(b)		273	262,623

			433,092

Consumer Cyclical - Other – 0.2%
Las Vegas Sands Corp. 2.90%, 06/25/2025		393	350,749
3.20%, 08/08/2024		227	214,610

			565,359

Consumer Non-Cyclical – 0.3%
BAT International Finance PLC 1.668%, 03/25/2026		740	656,343
Cencosud SA 5.15%, 02/12/2025(b)		279	277,452

			933,795

Energy – 0.2%
Continental Resources, Inc./OK 2.268%, 11/15/2026(b)		618	548,259

Services – 0.1%
Expedia Group, Inc. 4.625%, 08/01/2027		168	161,433

Technology – 0.5%
HP, Inc. 4.75%, 01/15/2028		316	312,410
Kyndryl Holdings, Inc. 2.05%, 10/15/2026(b)		641	542,049
TSMC Arizona Corp. 3.875%, 04/22/2027		227	226,144
Workday, Inc. 3.50%, 04/01/2027		235	225,137

			1,305,740

Transportation - Airlines – 0.1%
Southwest Airlines Co. 5.25%, 05/04/2025		279	284,597

			6,216,083

Total Corporates - Investment Grade (cost $19,973,529)			18,746,812

ASSET-BACKED SECURITIES – 6.6%
Autos - Fixed Rate – 4.1%
ACM Auto Trust Series 2022-1A, Class A 3.23%, 04/20/2029(b)		632	630,324

	Principal Amount (000)		U.S. $ Value

Avis Budget Rental Car Funding AESOP LLC Series 2017-2A, Class D 4.56%, 03/20/2024(b) (c)	U.S.$	492	$491,999
Carmax Auto Owner Trust Series 2021-1, Class C 0.94%, 12/15/2026		190	175,656
Carvana Auto Receivables Trust Series 2021-N1, Class C 1.30%, 01/10/2028		446	435,106
CPS Auto Receivables Trust Series 2021-A, Class C 0.83%, 09/15/2026(b)		635	621,353
Series 2021-B, Class C 1.23%, 03/15/2027(b)		389	373,621
Donlen Fleet Lease Funding 2 LLC Series 2021-2, Class C 1.20%, 12/11/2034(b)		371	349,205
Drive Auto Receivables Trust Series 2021-1, Class C 1.02%, 06/15/2027		220	214,331
DT Auto Owner Trust Series 2021-2A, Class C 1.10%, 02/16/2027(b)		185	175,596
Exeter Automobile Receivables Trust Series 2021-1A, Class C 0.74%, 01/15/2026		540	525,943
Exeter Automobile Receivables Trust Series 2020-3A, Class C 1.32%, 07/15/2025		477	472,915
Series 2022-2A, Class A1 1.042%, 05/12/2023		257	257,183
First Investors Auto Owner Trust Series 2018-1A, Class E 5.35%, 07/15/2024(b)		650	652,218
Series 2021-1A, Class C 1.17%, 03/15/2027(b)		351	331,353
Flagship Credit Auto Trust Series 2019-4, Class B 2.53%, 11/17/2025(b)		471	470,499
Series 2020-4, Class C 1.28%, 02/16/2027(b)		615	591,238
Ford Credit Auto Owner Trust Series 2021-1, Class C 1.91%, 10/17/2033(b)		202	179,888
Foursight Capital Automobile Receivables Trust Series 2021-1, Class C 1.02%, 09/15/2026(b)		229	216,354
Hertz Vehicle Financing III LLC Series 2022-1A, Class A 1.99%, 06/25/2026(b)		562	526,339
JPMorgan Chase Bank NA - CACLN Series 2020-2, Class D 1.487%, 02/25/2028(b)		96	94,038

	Principal Amount (000)		U.S. $ Value

JPMorgan Chase Bank NA - CACLN Series 2020-1, Class C 1.389%, 01/25/2028(b)	U.S.$	213	$210,207
Series 2021-1, Class B 0.875%, 09/25/2028(b)		436	423,484
Series 2021-2, Class B 0.889%, 12/26/2028(b)		351	339,713
Santander Bank Auto Credit-Linked Notes Series 2022-A, Class B 5.281%, 05/15/2032(b)		550	545,480
Santander Consumer Auto Receivables Trust Series 2021-AA, Class D 1.57%, 01/15/2027(b)		727	668,088
Santander Drive Auto Receivables Trust Series 2020-4, Class D 1.48%, 01/15/2027		424	408,608
Westlake Automobile Receivables Trust Series 2020-3A, Class C 1.24%, 11/17/2025(b)		657	640,846

			11,021,585

Other ABS - Fixed Rate – 2.2%
Affirm Asset Securitization Trust Series 2021-A, Class A 0.88%, 08/15/2025(b)		479	473,031
Series 2021-B, Class B 1.24%, 08/17/2026(b)		198	183,534
Series 2021-Z1, Class A 1.07%, 08/15/2025(b)		146	142,932
Atalaya Equipment Leasing Trust Series 2021-1A, Class A2 1.23%, 05/15/2026(b)		530	517,377
Avant Loans Funding Trust Series 2021-REV1, Class A 1.21%, 07/15/2030(b)		811	764,451
Cajun Global LLC Series 2021-1, Class A2 3.931%, 11/20/2051(b)		102	92,603
College Ave Student Loans LLC Series 2021-C, Class A2 2.32%, 07/26/2055(b)		461	413,447
Conn’s Receivables Funding LLC Series 2021-A, Class A 1.05%, 05/15/2026(b)		234	232,603
Crossroads Asset Trust Series 2021-A, Class B 1.12%, 06/20/2025(b)		172	165,483
Dext ABS LLC Series 2021-1, Class A 1.12%, 02/15/2028(b)		580	558,661
Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(b)		863	832,969

	Principal Amount (000)		U.S. $ Value

MVW LLC Series 2021-2A, Class A 1.43%, 05/20/2039(b)	U.S.$	486	$442,577
Neighborly Issuer LLC Series 2021-1A, Class A2 3.584%, 04/30/2051(b)		224	194,225
Nelnet Student Loan Trust Series 2021-CA, Class AFX 1.32%, 04/20/2062(b)		419	384,687
Series 2021-DA, Class AFX 1.63%, 04/20/2062(b)		134	124,420
Upstart Securitization Trust Series 2020-3, Class A 1.702%, 11/20/2030(b)		92	91,285
Series 2021-1, Class A 0.87%, 03/20/2031(b)		55	54,884
Series 2021-3, Class A 0.83%, 07/20/2031(b)		280	271,883

			5,941,052

Credit Cards - Fixed Rate – 0.3%
Brex Commercial Charge Card Master Trust Series 2021-1, Class A 2.09%, 07/15/2024(b)		555	544,297
Mission Lane Credit Card Master Trust Series 2021-A, Class A 1.59%, 09/15/2026(b)		142	136,750

			681,047

Total Asset-Backed Securities (cost $18,424,191)			17,643,684

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.6%
Risk Share Floating Rate – 4.0%
Bellemeade Re Ltd. Series 2019-1A, Class M1B 3.374% (LIBOR 1 Month + 1.75%), 03/25/2029(b) (d)		135	134,474
Series 2019-3A, Class M1B 3.224% (LIBOR 1 Month + 1.60%), 07/25/2029(b) (d)		106	105,611
Series 2021-1A, Class M1B 3.126% (SOFR + 2.20%), 03/25/2031(b) (d)		684	678,050
Series 2021-2A, Class M1A 2.126% (SOFR + 1.20%), 06/25/2031(b) (d)		326	320,523
Series 2021-3A, Class A2 1.926% (SOFR + 1.00%), 09/25/2031(b) (d)		480	467,519
Connecticut Avenue Securities Trust Series 2021-R01, Class 1M1 1.676% (SOFR + 0.75%), 10/25/2041(b) (d)		118	117,190

	Principal Amount (000)		U.S. $ Value

Series 2021-R03, Class 1M1 1.776% (SOFR + 0.85%), 12/25/2041(b) (d)	U.S.$	584	$572,193
Series 2022-R01, Class 1M1 1.926% (SOFR + 1.00%), 12/25/2041(b) (d)		1,278	1,250,707
Series 2022-R02, Class 2M1 2.126% (SOFR + 1.20%), 01/25/2042(b) (d)		434	422,793
Series 2022-R05, Class 2M1 2.826% (SOFR + 1.90%), 04/25/2042(b) (d)		165	162,527
Eagle Re Ltd. Series 2020-1, Class M1A 2.524% (LIBOR 1 Month + 0.90%), 01/25/2030(b) (d)		200	198,882
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M3 4.924% (LIBOR 1 Month + 3.30%), 10/25/2027(d)		100	100,592
Series 2020-DNA6, Class M1 1.826% (SOFR + 0.90%), 12/25/2050(b) (d)		–	323
Series 2021-DNA5, Class M2 2.576% (SOFR + 1.65%), 01/25/2034(b) (d)		188	181,264
Series 2021-DNA6, Class M1 1.726% (SOFR + 0.80%), 10/25/2041(b) (d)		399	390,676
Series 2021-DNA7, Class M1 1.776% (SOFR + 0.85%), 11/25/2041(b) (d)		754	731,610
Series 2021-HQA4, Class M1 1.876% (SOFR + 0.95%), 12/25/2041(b) (d)		481	465,198
Series 2022-DNA1, Class M1A 1.926% (SOFR + 1.00%), 01/25/2042(b) (d)		401	387,007
Series 2022-DNA2, Class M1A 2.226% (SOFR + 1.30%), 02/25/2042(b) (d)		441	430,389
Series 2022-DNA4, Class M1A 3.126% (SOFR + 2.20%), 05/25/2042(b) (d)		356	351,597
Series 2022-DNA5, Class M1A 3.729% (SOFR + 2.95%), 06/25/2042(b) (d)		503	502,645

	Principal Amount (000)		U.S. $ Value

Series 2022-HQA1, Class M1A 3.026% (SOFR + 2.10%), 03/25/2042(b) (d)	U.S.$	556	$551,087
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C04, Class 1M2 6.524% (LIBOR 1 Month + 4.90%), 11/25/2024(d)		197	203,015
Series 2015-C01, Class 1M2 5.924% (LIBOR 1 Month + 4.30%), 02/25/2025(d)		42	42,803
Series 2015-C02, Class 1M2 5.624% (LIBOR 1 Month + 4.00%), 05/25/2025(d)		12	11,566
Series 2016-C06, Class 1M2 5.874% (LIBOR 1 Month + 4.25%), 04/25/2029(d)		109	112,286
Series 2021-R02, Class 2M1 1.826% (SOFR + 0.90%), 11/25/2041(b) (d)		515	503,111
Home Re Ltd. Series 2020-1, Class M1B 4.874% (LIBOR 1 Month + 3.25%), 10/25/2030(b) (d)		32	31,612
Series 2021-1, Class M1A 2.674% (LIBOR 1 Month + 1.05%), 07/25/2033(b) (d)		214	214,022
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 4.402% (LIBOR 1 Month + 2.75%), 05/27/2023(b) (d)		75	72,794
Series 2019-3R, Class A 4.352% (LIBOR 1 Month + 2.70%), 10/27/2022(b) (d)		25	24,774
Radnor Re Ltd. Series 2019-1, Class M1B 3.574% (LIBOR 1 Month + 1.95%), 02/25/2029(b) (d)		192	190,866
Series 2019-2, Class M1B 3.374% (LIBOR 1 Month + 1.75%), 06/25/2029(b) (d)		84	83,560
Series 2020-1, Class M1A 2.574% (LIBOR 1 Month + 0.95%), 01/25/2030(b) (d)		185	180,917
Triangle Re Ltd. Series 2021-3, Class M1A 2.826% (SOFR + 1.90%), 02/25/2034(b) (d)		297	293,744

			10,487,927

Agency Floating Rate – 0.4%
Federal Home Loan Mortgage Corp. REMICs Series 4248, Class QF 1.824% (LIBOR 1 Month + 0.50%), 06/15/2039(d)		283	282,450

	Principal Amount (000)		U.S. $ Value

Series 4286, Class VF 1.774% (LIBOR 1 Month + 0.45%), 12/15/2043(d)	U.S.$	238	$237,055
Federal National Mortgage Association REMICs Series 2013-57, Class FN 1.974% (LIBOR 1 Month + 0.35%), 06/25/2043(d)		180	178,614
Series 2014-49, Class AF 1.12% (LIBOR 1 Month + 0.32%), 08/25/2044(d)		321	318,264

			1,016,383

Non-Agency Floating Rate – 0.1%
JPMorgan Chase Bank, NA Series 2019-CL1, Class M3 3.724% (LIBOR 1 Month + 2.10%), 04/25/2047(b) (d)		57	56,021
Mello Warehouse Securitization Trust Series 2021-1, Class A 1.368% (LIBOR 1 Month + 0.70%), 02/25/2055(b) (d)		346	339,594

			395,615

Agency Fixed Rate – 0.1%
Federal Home Loan Mortgage Corp. REMICs Series 4029, Class NE 2.50%, 03/15/2041		264	258,997
Federal National Mortgage Association REMICs Series 2014-54, Class LA 3.00%, 02/25/2044		2	2,479

			261,476

Total Collateralized Mortgage Obligations (cost $12,374,885)			12,161,401

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.9%
Non-Agency Floating Rate CMBS – 1.7%
AREIT Trust Series 2022-CRE6, Class A 2.021% (SOFR + 1.25%), 01/16/2037(b) (d)		815	782,096
Ashford Hospitality Trust Series 2018-KEYS, Class A 2.325% (LIBOR 1 Month + 1.00%), 06/15/2035(b) (d)		113	109,772
BBCMS Mortgage Trust Series 2020-BID, Class A 3.464% (LIBOR 1 Month + 2.14%), 10/15/2037(b) (d)		546	538,708
BFLD Trust Series 2021-FPM, Class A 2.925% (LIBOR 1 Month + 1.60%), 06/15/2038(b) (d)		795	766,807

	Principal Amount (000)		U.S. $ Value

CLNY Trust Series 2019-IKPR, Class D 3.349% (LIBOR 1 Month + 2.03%), 11/15/2038(b) (d)	U.S.$	180	$167,344
GCT Commercial Mortgage Trust Series 2021-GCT, Class B 2.574% (LIBOR 1 Month + 1.25%), 02/15/2038(b) (d)		469	452,599
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035(e)		470	439,890
Morgan Stanley Capital I Trust Series 2019-BPR, Class C 4.624% (LIBOR 1 Month + 3.30%), 05/15/2036(b) (d)		365	342,947
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 2.824% (LIBOR 1 Month + 1.50%), 07/15/2036(b) (d)		166	163,153
VASA Trust Series 2021-VASA, Class A 2.224% (LIBOR 1 Month + 0.90%), 07/15/2039(b) (d)		830	792,501

			4,555,817

Non-Agency Fixed Rate CMBS – 1.2%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.652%, 03/10/2037(b)		185	163,045
Citigroup Commercial Mortgage Trust Series 2013-GC11, Class B 3.732%, 04/10/2046		350	347,245
Series 2013-GC15, Class C 5.346%, 09/10/2046		516	507,281
GS Mortgage Securities Trust Series 2011-GC5, Class AS 5.209%, 08/10/2044(b)		523	520,384
GSF Series 2021-1, Class A1 1.433%, 08/15/2026(c) (e)		206	189,904
Series 2021-1, Class A2 2.435%, 08/15/2026(c) (e)		463	434,701
Series 2021-1, Class AS 2.638%, 08/15/2026(c) (e)		18	16,501
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C8, Class C 4.934%, 10/15/2045(b)		355	354,231
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(b)		176	174,696

	Principal Amount (000)		U.S. $ Value

Morgan Stanley Capital I Trust Series 2011-C3, Class C 5.254%, 07/15/2049(b)	U.S.$	49	$48,470
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class C 4.206%, 03/10/2046(b)		505	462,797
Wells Fargo Commercial Mortgage Trust Series 2015-NXS1, Class A2 2.632%, 05/15/2048		6	5,998

			3,225,253

Agency CMBS – 0.0%
Government National Mortgage Association Series 2006-51, Class IO 0.94%, 08/16/2046(f)		267	555

Total Commercial Mortgage-Backed Securities (cost $8,232,814)			7,781,625

COLLATERALIZED LOAN OBLIGATIONS – 1.6%
CLO - Floating Rate – 1.6%
AGL CLO 12 Ltd. Series 2021-12A, Class A1 2.223% (LIBOR 3 Month + 1.16%), 07/20/2034(b) (d)		686	662,823
Dryden 78 CLO Ltd. Series 2020-78A, Class C 2.994% (LIBOR 3 Month + 1.95%), 04/17/2033(b) (d)		320	296,920
Elevation CLO Ltd. Series 2020-11A, Class C 3.244% (LIBOR 3 Month + 2.20%), 04/15/2033(b) (d)		250	228,265
Goldentree Loan Management US CLO 7 Ltd. Series 2020-7A, Class AR 2.133% (LIBOR 3 Month + 1.07%), 04/20/2034(b) (d)		453	435,100
Magnetite XXVI Ltd. Series 2020-26A, Class A1R 2.304% (LIBOR 3 Month + 1.12%), 07/25/2034(b) (d)		739	717,060
Neuberger Berman Loan Advisers CLO Ltd. Series 2021-42A, Class A 2.144% (LIBOR 3 Month + 1.10%), 07/16/2035(b) (d)		799	772,807
OCP CLO Ltd. Series 2020-18A, Class AR 2.153% (LIBOR 3 Month + 1.09%), 07/20/2032(b) (d)		590	573,342
Rad CLO 2 Ltd. Series 2018-2A, Class AR 2.124% (LIBOR 3 Month + 1.08%), 10/15/2031(b) (d)		614	600,657

	Principal Amount (000)		U.S. $ Value

Voya CLO Ltd. Series 2019-1A, Class DR 3.894% (LIBOR 3 Month + 2.85%), 04/15/2031(b) (d)	U.S.$	130	$112,050

Total Collateralized Loan Obligations (cost $4,581,845)			4,399,024

AGENCIES – 1.5%
Agency Debentures – 1.5%
Federal Home Loan Banks 1.375%, 02/17/2023		750	743,821
2.50%, 02/13/2024		445	441,730
Federal Home Loan Mortgage Corp. 0.25%, 08/24/2023		2,000	1,939,416
Federal National Mortgage Association 2.50%, 02/05/2024		810	804,254

Total Agencies (cost $4,002,389)			3,929,221

MORTGAGE PASS-THROUGHS – 0.7%
Agency Fixed Rate 30-Year – 0.7%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 10/01/2049-11/01/2049		802	781,068
Federal National Mortgage Association Series 2010 5.00%, 02/01/2040		629	660,525
Government National Mortgage Association Series 2002 7.50%, 03/15/2032		32	34,433
Series 2009 5.00%, 10/15/2039		236	248,306

			1,724,332

Agency Fixed Rate 15-Year – 0.0%
Federal Home Loan Mortgage Corp. Gold Series 2011 5.00%, 07/01/2025		17	17,316
6.50%, 03/01/2026		32	32,180

			49,496

Agency ARMs – 0.0%
Federal National Mortgage Association Series 2007 1.63% (LIBOR 6 Month + 1.31%), 01/01/2037(d)		1	581

Total Mortgage Pass-Throughs (cost $1,856,196)			1,774,409

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.3%
United States – 0.3%
City of New York Series 2021 0.982%, 08/01/2025		265	244,883

	Principal Amount (000)		U.S. $ Value

New Jersey Turnpike Authority Series 2021-B 1.047%, 01/01/2026	U.S.$	125	$114,630
Port Authority of New York & New Jersey Series 2020-A 1.086%, 07/01/2023		280	274,811
Tobacco Settlement Finance Authority/WV Series 2020 3.00%, 06/01/2035		253	241,456

Total Local Governments - US Municipal Bonds (cost $923,007)			875,780

QUASI-SOVEREIGNS – 0.2%
Quasi-Sovereign Bonds – 0.2%
China – 0.2%
Sinopec Group Overseas Development Ltd. 2.50%, 08/08/2024(b) (cost $515,464)		516	506,222

SHORT-TERM INVESTMENTS – 3.1%
Governments - Treasuries – 2.1%
Japan – 2.1%
Japan Treasury Discount Bill Series 1083 Zero Coupon, 08/29/2022 (cost $5,884,976)	JPY	775,950	5,720,401

U.S. Treasury Bills – 1.0%
U.S. Treasury Bill Zero Coupon, 09/08/2022 (cost $2,581,061)	U.S.$	2,581	2,573,558

Total Short-Term Investments (cost $8,466,037)			8,293,959

Total Investments – 98.6% (cost $268,171,443)(g)			261,749,061
Other assets less liabilities – 1.4%			3,586,242

Net Assets – 100.0%			$265,335,303

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro-Bund Futures	47	September 2022	$7,327,958	$35,918
U.S. T-Note 2 Yr (CBT) Futures	517	September 2022	108,578,079	(275,752)
Sold Contracts
10 Yr Japan Bond (OSE) Futures	9	September 2022	9,857,680	(85,241)
U.S. 10 Yr Ultra Futures	55	September 2022	7,005,625	(12,107)
U.S. T-Note 5 Yr (CBT) Futures	59	September 2022	6,622,750	41,182

				$(296,000)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	JPY	778,784	USD	6,135	07/15/2022	$392,403

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 38, 5 Year Index, 06/20/2027*	(5.00)%	Quarterly	5.76%	USD	777	$21,580	$(35,304)	$56,884

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	10,890	05/13/2027	3.263%	CPI#	Maturity	$(118,254)	$—	$(118,254)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	2,830	05/21/2031	1.617%	3 Month LIBOR	Semi-Annual/ Quarterly	$311,269	$—	$311,269

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	3	$(598)	$(397)	$(201)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	3	(598)	(317)	(281)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	11	(2,592)	(1,354)	(1,238)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	13	(2,991)	(1,614)	(1,377)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	12	(2,792)	(1,386)	(1,406)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	13	(2,992)	(1,563)	(1,429)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	18	(4,188)	(2,188)	(2,000)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	17	(3,789)	(1,786)	(2,003)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	33	(7,578)	(3,493)	(4,085)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	115	(26,321)	(8,788)	(17,533)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	146	(33,500)	(11,423)	(22,077)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	182	(41,675)	(10,219)	(31,456)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	750	(171,486)	(48,817)	(122,669)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	388	(88,734)	(26,211)	(62,523)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	51	(11,566)	(6,107)	(5,459)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	116	(26,520)	(17,847)	(8,673)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	140	(31,904)	(20,193)	(11,771)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	162	(37,089)	(25,318)	(11,711)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	35	(7,976)	(4,191)	(3,785)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	121	(27,717)	(14,119)	(13,598)

						$(532,606)	$(207,331)	$(325,275)

*	Termination date

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2022, the aggregate market value of these securities amounted to $43,697,091 or 16.5% of net assets.

(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2022.
(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.41% of net assets as of June 30, 2022, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF Series 2021-1, Class A1 1.433%, 08/15/2026	02/25/2021	$201,546	$189,904	0.07%
GSF Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021	475,295	434,701	0.16%
GSF Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021	18,415	16,501	0.01%
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	501,165	439,890	0.17%

(f)	IO - Interest Only.
(g)

As of June 30, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $848,845 and gross unrealized depreciation of investments was $(7,250,200), resulting in net unrealized depreciation of $(6,401,355).

Currency Abbreviations:
JPY – Japanese Yen
USD – United States Dollar

Glossary:
ABS – Asset-Backed Securities
ARMs – Adjustable Rate Mortgages
CBT – Chicago Board of Trade
CDX-CMBX.NA – North American Commercial Mortgage-Backed Index
CDX-NAHY – North American High Yield Credit Default Swap Index
CLO – Collateralized Loan Obligations
CMBS – Commercial Mortgage-Backed Securities
CPI – Consumer Price Index
LIBOR – London Interbank Offered Rate
OSE – Osaka Securities Exchange
REIT – Real Estate Investment Trust
REMICs – Real Estate Mortgage Investment Conduits
SOFR – Secured Overnight Financing Rate

Sanford C. Bernstein Fund, Inc.

Short Duration Plus Portfolio

June 30, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$185,636,924	$—	$185,636,924
Corporates - Investment Grade	—	18,746,812	—	18,746,812
Asset-Backed Securities	—	17,151,685	491,999	17,643,684
Collateralized Mortgage Obligations	—	12,161,401	—	12,161,401
Commercial Mortgage-Backed Securities	—	7,140,519	641,106	7,781,625
Collateralized Loan Obligations	—	4,399,024	—	4,399,024
Agencies	—	3,929,221	—	3,929,221
Mortgage Pass-Throughs	—	1,774,409	—	1,774,409
Local Governments - US Municipal Bonds	—	875,780	—	875,780
Quasi-Sovereigns	—	506,222	—	506,222
Short-Term Investments:
Governments - Treasuries	—	5,720,401	—	5,720,401
U.S. Treasury Bills	—	2,573,558	—	2,573,558

Total Investments in Securities	—	260,615,956	1,133,105	261,749,061
Other Financial Instruments(a):
Assets:
Futures	77,100	—	—	77,100
Forward Currency Exchange Contracts	—	392,403	—	392,403
Centrally Cleared Credit Default Swaps	—	21,580	—	21,580
Centrally Cleared Interest Rate Swaps	—	311,269	—	311,269
Liabilities:
Futures	(373,100)	—	—	(373,100)
Centrally Cleared Inflation (CPI) Swaps	—	(118,254)	—	(118,254)
Credit Default Swaps	—	(532,606)	—	(532,606)

Total	$(296,000)	$260,690,348	$1,133,105	$261,527,453

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.